ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$

Advance from end users*	1,218	1,269
Deposit from customers**	485	485
Business tax and other taxes payable	120	123
Professional fees and services payable	1,276	663
Promotional events payables	347	363
Unfavorable contract - current	5,407	5,944
Others	496	638
Accrued expenses and other current liabilities	9,349	9,485
*	Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.
**	Deposit from customers represents deposit payments received by the Group from customers in the data center business.